Related party transactions	12 Months Ended
Jun. 30, 2025
Related party transactions
Related party transactions
34	Related party transactions

Trusts and other entities controlled by six lineal descendants of Mr. Malcolm Glazer collectively own 3.04% of our issued and outstanding Class A ordinary shares and 71.04% of our issued and outstanding Class B ordinary shares, representing 67.91% of the voting power of our outstanding capital stock. INEOS Limited owns 28.87% of our issued and outstanding Class A ordinary shares and 28.96% of our issued and outstanding Class B ordinary shares, representing 28.95% of the voting power of our outstanding capital stock.

During the year ended 30 June 2025, the Group received services to the value of £4,700 for nil consideration from related party INEOS Automotive Limited.